Provisions - Provisions for pensions and similar obligations - Plans (Details) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2006	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits
Personnel expenses - Defined Contribution Plan		$ 555	$ 483	$ 488
Provisions for pensions and similar obligations		$ 8,158	7,499
Defined benefit plans
Employee Benefits
Retirement age of employees		65 years
Plan assets		$ 1,680	$ 1,943
Percentage of employees enrolled under defined pension plan			0.50%
Provisions for pensions and similar obligations		$ 8,088	$ 7,393
Defined medical benefit plan
Employee Benefits
Percentage of payment of medical expenses		100.00%
Minimum period worked employees eligible for option of plan	6 months
Defined benefit plans
Employee Benefits
Provisions for pensions and similar obligations		$ 8,088	7,393
Defined contribution plan
Employee Benefits
Retirement age of employees		65 years
Personnel expenses - Defined Contribution Plan		$ 555	$ 483	$ 488
Percentage of employees enrolled under defined contribution plan included in medical coverage plan		81.00%	73.00%
Provisions for pensions and similar obligations		$ 70	$ 106